Net finance expense (Tables)	12 Months Ended
Dec. 31, 2022
Net finance expense
Schedule of net finance expense

	Year ended December 31,
	2022	2021	2020
	$’m	$’m	$’m
Senior Secured Green and Senior Green Notes	113	72	—
Interest on related party borrowings	—	43	146
Net pension interest cost (note 20)	3	3	3
Foreign currency translation losses/(gains)	3	49	(93)
Losses on derivative financial instruments	—	—	5
Other net finance expense	19	11	9
Net finance expense before exceptional items	138	178	70
Exceptional finance (income)/expense (note 5)	(218)	57	—
Net finance (income)/expense	(80)	235	70